POST-EMPLOYMENT BENEFITS - Benefit Plan Costs (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 86	$ 76
Net interest income	(8)	(18)
Net pension expense	78	58
Administrative expense	3	4
Total pension cost recognized in net income	81	62
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net interest income	(110)	(134)
Administrative expense	3	2
Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	86	76
Net interest income	$ 102	$ 116